EARNINGS OR LOSS PER SHARE (Details Textual) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, options	6,984,369	5,579,618
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, warrants	5,000,000	5,000,000
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, restricted share units	1,556,458	1,177,594
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share, common shares issuable under 2021 convertible debentures	13,888,895	13,888,895